Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Springleaf Finance Corporation Shareholder’s Equity	Non-controlling Interests
Beginning Balance at Dec. 31, 2014	$ 1,977	$ 5	$ 771	$ 3	$ 1,327	$ 2,106	$ (129)
Common shares issued and outstanding
Share-based compensation expense, net of forfeitures	0
Distributions declared to joint venture partners	(18)						(18)
Net income	38				5	5	33
Ending Balance at Mar. 31, 2015	1,997	5	771	3	1,332	2,111	(114)
Beginning Balance at Dec. 31, 2015	2,032	5	789	(24)	1,341	2,111	(79)
Common shares issued and outstanding
Capital contribution from parent	10		10			10
Share-based compensation expense, net of forfeitures	1		1			1
Excess tax benefit from share-based compensation	1		1			1
Withholding tax on vested RSUs	(1)		(1)			(1)
Distributions declared to joint venture partners	(18)						(18)
Sale of equity interests in SpringCastle joint venture	69						69
Other comprehensive income	7			7		7
Net income	164				136	136	28
Ending Balance at Mar. 31, 2016	$ 2,265	$ 5	$ 800	$ (17)	$ 1,477	$ 2,265	$ 0